Revenue Recognition - Cumulative Effect - Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue - cumulative effect
Total net sales	$ 6,583	$ 5,809	$ 5,379
Total cost of sales	6,060	$ 5,260	$ 4,882
Balances Without Adoption of Topic 606
Revenue - cumulative effect
Total net sales	6,555
Total cost of sales	6,032
ASU 2014-09 | Adjustments
Revenue - cumulative effect
Total net sales	28
Total cost of sales	$ 28